LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
LOANS
Additional increase in the allowance for loan losses due to troubled debt restructurings	$ 0
Charge offs	5
Troubled Debt Restructurings
Number of Loans	2	3
Pre-Modification Outstanding Recorded Investment	231	670
Post-Modification Outstanding Recorded Investment	242	689
Additional charge-off	0	19
Period contractually past due under modified terms for which loan is considered to be in payment default	30 days	30 days
Number of Loans, With Subsequent Default	1	1
Recorded Investment	216	95
One-to-four-family
Troubled Debt Restructurings
Number of Loans	2	1
Pre-Modification Outstanding Recorded Investment	231	93
Post-Modification Outstanding Recorded Investment	242	95
Number of Loans, With Subsequent Default	1
Recorded Investment	216
Multi-family and commercial
Troubled Debt Restructurings
Number of Loans		2
Pre-Modification Outstanding Recorded Investment		577
Post-Modification Outstanding Recorded Investment		594
Number of Loans, With Subsequent Default		1
Recorded Investment		$ 95